Schedule of investments
Delaware Ivy VIP Corporate Bond
September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 1.00% 6/17/45 •	3,580	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Corporate Bonds — 94.98%
Banking — 21.82%
Banco Santander
5.588% 8/8/28	2,200,000	2,153,248
6.921% 8/8/33	600,000	574,120
Bank of America
1.898% 7/23/31 μ	1,325,000	1,007,364
2.299% 7/21/32 μ	3,225,000	2,445,246
2.482% 9/21/36 μ	1,310,000	954,141
2.496% 2/13/31 μ	4,000,000	3,208,022
2.592% 4/29/31 μ	3,675,000	2,954,998
6.204% 11/10/28 μ	1,890,000	1,899,239
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	1,750,000	1,688,855
5.834% 10/25/33 μ	1,638,000	1,611,067
Barclays
6.224% 5/9/34 μ	1,275,000	1,208,676
7.385% 11/2/28 μ	1,057,000	1,084,951
Citigroup
2.572% 6/3/31 μ	4,872,000	3,886,909
4.412% 3/31/31 μ	2,735,000	2,460,992
5.61% 9/29/26 μ	2,495,000	2,470,158

Citizens Bank 6.064% 10/24/25 μ	2,565,000	2,475,879
Credit Agricole 144A 6.316% 10/3/29 #, μ	5,785,000	5,788,472
Credit Suisse 7.95% 1/9/25	4,350,000	4,428,565
Deutsche Bank
6.72% 1/18/29 μ	1,111,000	1,104,993
7.146% 7/13/27 μ	1,315,000	1,324,399
Fifth Third Bancorp
6.339% 7/27/29 μ	1,175,000	1,161,369
6.361% 10/27/28 μ	1,002,000	993,662

Fifth Third Bank 5.852% 10/27/25 μ	1,100,000	1,082,546
Goldman Sachs Group
1.542% 9/10/27 μ	3,230,000	2,829,220
2.383% 7/21/32 μ	3,325,000	2,533,891
3.50% 11/16/26	2,000,000	1,861,034
3.80% 3/15/30	2,550,000	2,251,305
4.25% 10/21/25	3,250,000	3,132,712

HSBC Holdings 5.887% 8/14/27 μ	830,000	820,200
Huntington National Bank
4.552% 5/17/28 μ	573,000	536,145
5.65% 1/10/30	1,140,000	1,075,110

ING Groep 6.083% 9/11/27 μ	990,000	986,111
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.764% 11/19/31 μ	685,000	$ 515,626
2.522% 4/22/31 μ	10,202,000	8,274,380
3.875% 9/10/24	1,424,000	1,395,275
4.00% 4/1/25 μ, ψ	1,650,000	1,507,012
KeyBank
4.15% 8/8/25	286,000	269,448
5.00% 1/26/33	1,180,000	994,211
KeyCorp
3.878% 5/23/25 μ	1,300,000	1,253,461
4.789% 6/1/33 μ	101,000	84,249
Morgan Stanley
1.794% 2/13/32 μ	3,525,000	2,612,449
3.875% 1/27/26	3,850,000	3,682,154
6.138% 10/16/26 μ	1,135,000	1,136,388
6.342% 10/18/33 μ	2,115,000	2,128,177

Popular 7.25% 3/13/28	2,470,000	2,465,393
SVB Financial Group
4.00% 5/15/26 μ, ‡, ψ	1,360,000	48,857
4.57% 4/29/33 μ, ‡	1,320,000	834,908

Truist Financial 4.95% 9/1/25 μ, ψ	1,765,000	1,627,474
US Bancorp
2.491% 11/3/36 μ	2,300,000	1,621,928
4.653% 2/1/29 μ	1,950,000	1,825,595
5.727% 10/21/26 μ	781,000	774,697

Wells Fargo & Co. 2.879% 10/30/30 μ	4,080,000	3,398,416
		100,443,697
Basic Industry — 1.14%
BHP Billiton Finance USA 5.25% 9/8/30	2,350,000	2,296,850
Celanese US Holdings 6.05% 3/15/25	548,000	546,172
Graphic Packaging International 144A 0.821% 4/15/24 #	2,480,000	2,404,584
		5,247,606
Brokerage — 2.56%
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	950,000	690,029
144A 2.00% 1/30/32 #	3,760,000	2,745,259
Jefferies Financial Group
2.625% 10/15/31	2,130,000	1,620,537
5.875% 7/21/28	740,000	724,637

KKR Group Finance VIII 144A 3.50% 8/25/50 #	4,000,000	2,499,386
National Securities Clearing 144A 1.50% 4/23/25 #	3,745,000	3,515,761
		11,795,609
NQ- IV092 [0923] 1123 (3218051)    1

Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 2.48%
Ashtead Capital
144A 2.45% 8/12/31 #	260,000	$ 197,514
144A 5.95% 10/15/33 #	990,000	940,901

Lennox International 1.35% 8/1/25	2,750,000	2,534,241
Masco 1.50% 2/15/28	2,225,000	1,867,763
Parker-Hannifin 4.25% 9/15/27	250,000	238,955
Republic Services 2.30% 3/1/30	3,457,000	2,846,954
Waste Connections 3.50% 5/1/29	3,049,000	2,771,079
		11,397,407
Communications — 9.32%
AT&T
3.50% 6/1/41	2,000,000	1,390,478
3.50% 9/15/53	1,955,000	1,208,968
3.65% 6/1/51	3,900,000	2,516,522
CCO Holdings
144A 4.75% 2/1/32 #	1,070,000	857,193
144A 6.375% 9/1/29 #	470,000	438,731

Cellnex Finance 144A 3.875% 7/7/41 #	1,320,000	915,737
Charter Communications Operating
3.85% 4/1/61	2,565,000	1,435,193
3.90% 6/1/52	1,115,000	667,409
4.50% 2/1/24	2,306,000	2,293,739
Comcast
2.887% 11/1/51	1,446,000	852,866
3.25% 11/1/39	3,875,000	2,833,944
3.90% 3/1/38	500,000	408,811
4.80% 5/15/33	850,000	797,766
Crown Castle
1.05% 7/15/26	2,500,000	2,195,273
3.20% 9/1/24	2,250,000	2,193,335
4.00% 3/1/27	2,000,000	1,879,480

Directv Financing 144A 5.875% 8/15/27 #	1,050,000	929,722
Discovery Communications 4.00% 9/15/55	1,710,000	1,027,266
Paramount Global 4.75% 5/15/25	1,776,000	1,727,847
Sprint Capital 6.875% 11/15/28	1,770,000	1,829,067
T-Mobile USA
3.30% 2/15/51	425,000	266,172
3.50% 4/15/25	5,555,000	5,361,446
4.375% 4/15/40	575,000	462,292
5.75% 1/15/34	885,000	863,667
Verizon Communications
2.65% 11/20/40	1,250,000	791,825
2.875% 11/20/50	1,540,000	891,025
4.50% 8/10/33	3,575,000	3,184,614

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	$ 554,567
Warnermedia Holdings 6.412% 3/15/26	2,130,000	2,130,532
		42,905,487
Consumer Cyclical — 6.99%
ADT Security 144A 4.875% 7/15/32 #	969,000	810,375
Amazon.com
2.50% 6/3/50	4,610,000	2,703,651
3.875% 8/22/37	5,677,000	4,849,121

Aptiv 3.10% 12/1/51	1,548,000	886,190
DR Horton 2.60% 10/15/25	3,080,000	2,883,374
Ford Motor Credit
6.95% 3/6/26	720,000	719,482
6.95% 6/10/26	1,405,000	1,404,803
General Motors Financial
1.25% 1/8/26	2,125,000	1,899,924
2.40% 10/15/28	1,420,000	1,178,090
Home Depot
3.30% 4/15/40	4,500,000	3,356,968
4.20% 4/1/43	1,670,000	1,369,779
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #	840,000	796,694
144A 5.10% 8/3/28 #	2,015,000	1,974,859

NVR 3.00% 5/15/30	4,022,000	3,354,287
Toyota Motor Credit 5.25% 9/11/28	1,955,000	1,944,946
VICI Properties 4.95% 2/15/30	2,230,000	2,043,277
		32,175,820
Consumer Non-Cyclical — 8.75%
Amgen
2.80% 8/15/41	1,750,000	1,136,513
5.15% 3/2/28	980,000	964,184
5.65% 3/2/53	185,000	173,276

Boston Scientific 1.90% 6/1/25	2,000,000	1,880,196
Bunge Limited Finance 2.75% 5/14/31	1,725,000	1,398,513
Cigna Group 5.685% 3/15/26	3,335,000	3,315,306
Clorox 3.90% 5/15/28	4,676,000	4,364,814
Coca-Cola Europacific Partners 144A 0.80% 5/3/24 #	2,270,000	2,204,047
CVS Health
2.70% 8/21/40	1,417,000	894,341
4.78% 3/25/38	1,105,000	952,120

Eli Lilly & Co. 5.00% 2/27/26	1,470,000	1,464,851
Gilead Sciences 5.55% 10/15/53	1,380,000	1,327,809
JBS USA LUX 3.00% 2/2/29	1,560,000	1,310,350

2    NQ- IV092 [0923] 1123 (3218051)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

McCormick & Co. 0.90% 2/15/26	3,572,000	$ 3,202,871
Merck & Co. 2.75% 12/10/51	1,005,000	607,796
Nestle Holdings
144A 3.90% 9/24/38 #	1,520,000	1,294,312
144A 4.00% 9/24/48 #	4,020,000	3,256,626
Pfizer Investment Enterprises
4.75% 5/19/33	2,040,000	1,929,184
5.30% 5/19/53	1,360,000	1,264,653
Royalty Pharma
1.20% 9/2/25	3,840,000	3,491,718
3.30% 9/2/40	325,000	213,043
3.35% 9/2/51	958,000	555,259
3.55% 9/2/50	236,000	144,462

Universal Health Services 1.65% 9/1/26	2,535,000	2,235,495
US Foods 144A 4.75% 2/15/29 #	775,000	693,585
		40,275,324
Electric — 9.30%
American Electric Power 5.699% 8/15/25	1,330,000	1,323,756
Appalachian Power 4.50% 8/1/32	1,005,000	900,366
Baltimore Gas and Electric 4.25% 9/15/48	1,500,000	1,160,945
Black Hills 1.037% 8/23/24	1,650,000	1,577,775
CenterPoint Energy 4.25% 11/1/28	505,000	465,117
CenterPoint Energy Houston Electric
4.95% 4/1/33	2,565,000	2,437,802
5.20% 10/1/28	1,315,000	1,305,571
Commonwealth Edison
2.75% 9/1/51	2,500,000	1,423,861
3.65% 6/15/46	3,000,000	2,117,361
Constellation Energy Generation
5.60% 3/1/28	1,460,000	1,451,216
6.50% 10/1/53	1,355,000	1,359,763

Consumers Energy 4.625% 5/15/33	1,605,000	1,495,759
Duke Energy Carolinas
3.95% 11/15/28	364,000	341,899
4.95% 1/15/33	935,000	889,306

Duke Energy Indiana 5.40% 4/1/53	1,400,000	1,283,348
Duke Energy Ohio 5.25% 4/1/33	1,000,000	966,617
Edison International 8.125% 6/15/53 μ	1,457,000	1,462,103
Eversource Energy 5.45% 3/1/28	1,510,000	1,493,596
Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,205,000	1,093,343
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Louisville Gas and Electric 5.45% 4/15/33	1,205,000	$ 1,181,674
MidAmerican Energy 3.95% 8/1/47	2,000,000	1,516,190
National Rural Utilities Cooperative Finance 4.40% 11/1/48	2,000,000	1,564,508
Nevada Power 6.00% 3/15/54	885,000	865,328
NextEra Energy Capital Holdings
3.00% 1/15/52	1,879,000	1,111,629
5.749% 9/1/25	635,000	633,424
6.051% 3/1/25	1,483,000	1,485,774

Oglethorpe Power 4.50% 4/1/47	1,450,000	1,085,247
Southern California Edison
4.125% 3/1/48	572,000	424,531
4.70% 6/1/27	686,000	665,946
5.65% 10/1/28	1,870,000	1,867,529

Virginia Electric and Power 4.60% 12/1/48	1,736,000	1,406,181
Vistra Operations
144A 5.125% 5/13/25 #	2,110,000	2,057,898
144A 6.95% 10/15/33 #	670,000	657,933

WEC Energy Group 5.15% 10/1/27	770,000	757,620
Wisconsin Electric Power 4.30% 10/15/48	1,250,000	979,733
		42,810,649
Energy — 6.48%
BP Capital Markets America 2.939% 6/4/51	4,165,000	2,547,440
Cheniere Energy Partners 4.50% 10/1/29	2,135,000	1,935,577
Colorado Interstate Gas 144A 4.15% 8/15/26 #	1,000,000	949,800
ConocoPhillips
5.05% 9/15/33	2,215,000	2,121,961
5.55% 3/15/54	2,420,000	2,301,901

Energy Transfer 6.25% 4/15/49	280,000	257,344
Enterprise Products Operating 5.35% 1/31/33	380,000	371,810
Kinder Morgan
4.80% 2/1/33	1,010,000	911,204
5.55% 6/1/45	1,000,000	860,469
MPLX
5.00% 3/1/33	1,115,000	1,016,763
5.65% 3/1/53	600,000	516,445

Occidental Petroleum 6.125% 1/1/31	2,911,000	2,872,080
ONEOK
5.65% 11/1/28	620,000	612,198
5.80% 11/1/30	835,000	817,926

NQ- IV092 [0923] 1123 (3218051)    3

Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
ONEOK
6.05% 9/1/33	1,485,000	$ 1,459,783
6.625% 9/1/53	1,400,000	1,372,546

Sabal Trail Transmission 144A 4.246% 5/1/28 #	2,500,000	2,345,265
Targa Resources Partners
5.00% 1/15/28	3,642,000	3,467,512
6.875% 1/15/29	496,000	496,909

Williams Cos. 4.85% 3/1/48	3,250,000	2,599,944
		29,834,877
Finance Companies — 2.49%
AerCap Ireland Capital DAC
1.65% 10/29/24	765,000	727,975
1.75% 1/30/26	2,182,000	1,970,260
3.00% 10/29/28	3,081,000	2,643,218
3.40% 10/29/33	229,000	177,253
Air Lease
2.20% 1/15/27	445,000	394,365
2.875% 1/15/32	1,850,000	1,443,232
4.125% 12/15/26 μ, ψ	1,532,000	1,143,333
Aviation Capital Group
144A 1.95% 1/30/26 #	1,408,000	1,266,618
144A 1.95% 9/20/26 #	255,000	222,800
144A 6.25% 4/15/28 #	457,000	447,331

Avolon Holdings Funding 144A 3.25% 2/15/27 #	540,000	481,384
Owl Rock Capital 4.00% 3/30/25	575,000	547,010
		11,464,779
Industrials — 0.08%
University of Southern California 3.028% 10/1/39	500,000	375,567
		375,567
Insurance — 7.16%
American International Group 5.125% 3/27/33	2,250,000	2,095,505
Aon
2.80% 5/15/30	4,900,000	4,081,934
5.00% 9/12/32	1,225,000	1,149,498
Athene Global Funding
144A 1.985% 8/19/28 #	5,885,000	4,805,592
144A 2.717% 1/7/29 #	2,935,000	2,442,194

First American Financial 2.40% 8/15/31	2,100,000	1,560,127
Marsh & McLennan 5.70% 9/15/53	2,680,000	2,592,385
New York Life Global Funding
144A 1.20% 8/7/30 #	1,798,000	1,352,836
144A 4.85% 1/9/28 #	1,880,000	1,837,518

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	3,000,000	$ 2,132,796
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,000,000	927,720
UnitedHealth Group
3.05% 5/15/41	3,685,000	2,601,991
3.70% 8/15/49	1,000,000	721,296
4.00% 5/15/29	880,000	824,006
4.20% 5/15/32	1,044,000	953,217
4.50% 4/15/33	2,247,000	2,080,212
5.05% 4/15/53	858,000	768,342
		32,927,169
Natural Gas — 0.68%
Sempra 4.875% 10/15/25 μ, ψ	1,305,000	1,239,732
Southern California Gas 4.30% 1/15/49	2,505,000	1,894,176
		3,133,908
Real Estate Investment Trusts — 1.23%
American Homes 4 Rent 3.625% 4/15/32	890,000	737,046
Extra Space Storage
2.35% 3/15/32	2,892,000	2,188,386
2.55% 6/1/31	3,485,000	2,716,416
		5,641,848
Technology — 12.24%
Adobe 2.30% 2/1/30	3,417,000	2,877,860
Alphabet 2.05% 8/15/50	2,756,000	1,506,311
Apple
2.65% 5/11/50	675,000	413,772
2.65% 2/8/51	1,075,000	652,601
2.70% 8/5/51	1,125,000	685,876

Autodesk 2.85% 1/15/30	5,231,000	4,437,363
Broadcom
144A 3.419% 4/15/33 #	2,500,000	2,000,645
144A 3.469% 4/15/34 #	1,483,000	1,165,366
CDW
2.67% 12/1/26	815,000	735,937
3.276% 12/1/28	1,545,000	1,334,381

CoStar Group 144A 2.80% 7/15/30 #	2,431,000	1,960,793
Entegris Escrow 144A 5.95% 6/15/30 #	955,000	886,667
Equinix 2.625% 11/18/24	4,895,000	4,711,509
Fidelity National Information Services 1.65% 3/1/28	2,225,000	1,884,997
Fiserv 3.85% 6/1/25	4,646,000	4,492,780
Global Payments 2.65% 2/15/25	4,000,000	3,812,323

4    NQ- IV092 [0923] 1123 (3218051)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Microchip Technology 0.983% 9/1/24	2,685,000	$ 2,563,727
Microsoft 2.921% 3/17/52	2,975,000	1,953,332
NXP 3.875% 6/18/26	2,800,000	2,663,208
Oracle
3.60% 4/1/50	1,736,000	1,123,945
4.65% 5/6/30	605,000	566,099
PayPal Holdings
2.30% 6/1/30	2,110,000	1,726,052
3.25% 6/1/50	1,100,000	722,063
3.90% 6/1/27	445,000	425,574

Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	903,540
Texas Instruments 3.875% 3/15/39	2,994,000	2,476,145
Thomson Reuters 3.35% 5/15/26	2,760,000	2,608,127
Visa 2.70% 4/15/40	4,897,000	3,452,563
VMware 4.50% 5/15/25	1,650,000	1,612,405
		56,355,961
Transportation — 1.82%
Air Canada 144A 3.875% 8/15/26 #	1,435,000	1,303,738
American Airlines 144A 5.50% 4/20/26 #	1,292,500	1,263,487
Burlington Northern Santa Fe 4.55% 9/1/44	1,000,000	843,141
Delta Air Lines 2020-1 Class AA Pass Through Trust 2.00% 12/10/29 ♦	1,251,443	1,093,377
ERAC USA Finance
144A 4.90% 5/1/33 #	1,580,000	1,489,058
144A 5.40% 5/1/53 #	590,000	545,667

United Airlines 2016-1 Class AA Pass Through Trust 3.10% 1/7/30 ♦	2,016,043	1,822,060
		8,360,528
Utilities — 0.44%
American Water Capital 4.15% 6/1/49	2,600,000	2,023,357
		2,023,357
Total Corporate Bonds (cost $508,403,209)		437,169,593

Municipal Bonds — 0.82%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.986% 7/1/24 ^	8,261	7,982
Series A-1 4.00% 7/1/35	36,981	32,225
	Principal amount°	Value (US $)

Municipal Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	1,524,372	$ 1,234,741
New York City, New York Industrial Development Agency
(Yankee Stadium Project) 144A 11.00% 3/1/29 #	2,210,000	2,510,229
Total Municipal Bonds (cost $3,705,717)		3,785,177

Sovereign Bonds — 0.51%Δ
Colombia — 0.15%
Colombia Government International Bond 3.25% 4/22/32	925,000	666,826
		666,826
Mexico — 0.16%
Mexico Government International Bond 3.75% 4/19/71	1,250,000	715,868
		715,868
United States — 0.20%
Tennessee Valley Authority 2.875% 2/1/27	1,000,000	939,618
		939,618
Total Sovereign Bonds (cost $3,150,855)		2,322,312

US Treasury Obligations — 1.93%
US Treasury Bonds
3.625% 2/15/53	2,025,000	1,675,213
3.875% 2/15/43	615,000	535,338
US Treasury Notes
3.375% 5/15/33	295,000	267,574
3.50% 1/31/30	6,855,000	6,426,295
Total US Treasury Obligations (cost $9,621,590)		8,904,420
	Number of shares
Short-Term Investments — 1.48%
Money Market Mutual Funds — 1.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	1,707,888	1,707,888
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	1,707,888	1,707,888

NQ- IV092 [0923] 1123 (3218051)    5

Schedule of investments
Delaware Ivy VIP Corporate Bond   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	1,707,888	$ 1,707,888
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,707,888	1,707,888
Total Short-Term Investments (cost $6,831,552)		6,831,552

Total Value of Securities—99.72% (cost $531,712,934)		459,013,054
Receivables and Other Assets Net of Liabilities—0.28%		1,279,817
Net Assets Applicable to 105,783,681 Shares Outstanding—100.00%		$460,292,871
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $70,558,572, which represents 15.33% of the Portfolio's net assets.
‡	Non-income producing security. Security is currently in default.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
Summary of abbreviations:
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

6    NQ- IV092 [0923] 1123 (3218051)